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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE
                  Report for the Calendar Year or Quarter Ended:   9/30/2012
                                                                -------------
                  Check here if Amendment[ ]: Amendment Number:
                                                               --------------

                           This Amendment (Check only one):
                           [ ] is a restatement.
                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       MICHAEL R. MURPHY
            --------------------------------------------------------------------
Address:    191 NORTH WACKER DRIVE, CHICAGO, ILLINOIS 60606
            --------------------------------------------------------------------

Form 13F File Number 28-   11638
                           -----------------------------------------------------

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Meghan O'Callaghan
            --------------------------------------------------------------------
Title:      Associate
            --------------------------------------------------------------------
Phone:      312-265-9600
            --------------------------------------------------------------------

Signature, Place, and Date of Signing:
/s/ Meghan O'Callaghan
--------------------------------------------------------------------------------
(Signature)
Chicago, Illinois
--------------------------------------------------------------------------------
(City, State)
11/14/2012
--------------------------------------------------------------------------------
(Date)

Report Type (Check only one):
[x]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE
----------------------

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:
                2
       -----------

Form 13F Information Table Entry Total:
               21
       -----------
Form 13F Information Table Value Total:
       $  247,178 (thousands)
       -----------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number   Name
1        28-11635               DANIEL J. DONOGHUE
------   --------------------   ----------------------
2        28-11637               DISCOVERY GROUP I, LLC
------   --------------------   ----------------------

                              13F INFORMATION TABLE
                                    9/30/2012

             COLUMN 1         COLUMN 2   COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7         COLUMN 8
                                                                                                                Voting Authority

             NAME OF          TITLE OF               VALUE     SHRS OR    SH/  PUT/   INVESTMENT    OTHER
             ISSUER            CLASS      CUSIP    (X $1000)   PRN AMT    PRN  CALL   DISCRETION   MANAGERS  SOLE    SHARED    NONE
ALLIANCE HEALTHCARE SRVCS IN  COM NEW   018606202      7,342   5,206,809  SH         SHARED-OTHER    1, 2           5,206,809
ANAREN INC                      COM     032744104     17,002     850,520  SH         SHARED-OTHER    1, 2             850,520
ARTHROCARE CORP                 COM     043136100     10,368     320,005  SH         SHARED-OTHER    1, 2             320,005
ATRICURE INC                    COM     04963C209     13,404   1,801,633  SH         SHARED-OTHER    1, 2           1,801,633
CARDIOVASCULAR SYS INC DEL      COM     141619106     22,618   1,956,542  SH         SHARED-OTHER    1, 2           1,956,542
DIGITAL GENERATION INC          COM     25400B108     16,823   1,481,554  SH         SHARED-OTHER    1, 2           1,481,554
EINSTEIN NOAH REST GROUP INC    COM     28257U104      5,199     293,915  SH         SHARED-OTHER    1, 2             293,915
GAIN CAP HLDGS INC              COM     36268W100      9,442   1,915,211  SH         SHARED-OTHER    1, 2           1,915,211
GIVEN IMAGING                 ORD SHS   M52020100     19,426   1,333,276  SH         SHARED-OTHER    1, 2           1,333,276
GLOBECOMM SYSTEMS INC           COM     37956X103     17,731   1,590,195  SH         SHARED-OTHER    1, 2           1,590,195
HORIZON PHARMA INC              COM     44047T109     11,820   3,377,002  SH         SHARED-OTHER    1, 2           3,377,002
INTRALINKS HLDGS INC            COM     46118H104     20,299   3,103,837  SH         SHARED-OTHER    1, 2           3,103,837
KEYNOTE SYS INC                 COM     493308100      9,640     665,754  SH         SHARED-OTHER    1, 2             665,754
MEDIDATA SOLUTIONS INC          COM     58471A105     11,985     288,786  SH         SHARED-OTHER    1, 2             288,786
ONLINE RES CORP                 COM     68273G101      8,213   2,803,153  SH         SHARED-OTHER    1, 2           2,803,153
RESPONSYS INC                   COM     761248103      3,233     316,022  SH         SHARED-OTHER    1, 2             316,022
SARATOGA RES INC TEX            COM     803521103        439      80,062  SH         SHARED-OTHER    1, 2              80,062
STR HLDGS INC                   COM     78478V100      6,961   2,245,447  SH         SHARED-OTHER    1, 2           2,245,447
TESCO CORP                      COM     88157K101      7,948     744,224  SH         SHARED-OTHER    1, 2             744,224
U.S. AUTO PARTS NETWORK INC     COM     90343C100      6,754   1,951,974  SH         SHARED-OTHER    1, 2           1,951,974
VELTI PLC ST HELIER             SHS     G93285107     20,531   2,452,931  SH         SHARED-OTHER    1, 2           2,452,931
  TOTAL                                              247,178  34,778,852                                           34,778,852